Stock Incentive and Employee Benefit Plans - Schedule of Stock Options Outstanding Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Options Outstanding, Beginning Balance	1,028,000
Options Outstanding, Exercised		(46,000)
Options Outstanding, Forfeited/Cancelled	(6,000)
Options Outstanding, Ending Balance	1,022,000		1,028,000
Vested and expected to vest as of March 31, 2025	1,022,000
Options Outstanding, Exercisable	756,000
Weighted Average Exercise Price, Outstanding, Beginning Balance	$ 138.23
Weighted Average Exercise Price, Forfeited/Cancelled	149.37
Weighted Average Exercise Price, Outstanding, Ending Balance	138.17		$ 138.23
Weighted-Average Exercise Price,Vested and expected to vest as of March 31, 2025	138.17
Weighted Average Exercise Price, Exercisable	$ 116.98
Outstanding, Weighted-average Remaining Contractual Life, (in Years)	6 years 1 month 6 days		6 years 4 months 24 days
Weighted-Average Remaining Contractual Life, in year,Vested and expected to vest as of March 31, 2025	6 years 1 month 6 days
Exercisable, Weighted-average Remaining Contractual Life, (in Years)	5 years 4 months 24 days
Aggregate Intrinsic Value, Outstanding	$ 0		$ 0
Aggregate Intrinsic Value ,Vested and expected to vest as of March 31, 2025	0
Aggregate Intrinsic Value, Exercisable	$ 0
Previously Reported [Member]
Options Outstanding, Beginning Balance	1,028	946	946
Options Outstanding, Granted			129
Options Outstanding, Exercised			(4)
Options Outstanding, Forfeited/Cancelled			(43)
Options Outstanding, Ending Balance			1,028	946
Vested and expected to vest as of March 31, 2025			1,028
Options Outstanding, Exercisable			727
Weighted Average Exercise Price, Outstanding, Beginning Balance	$ 138.23	$ 153.15	$ 153.15
Weighted Average Exercise Price, Granted			33.21
Weighted Average Exercise Price, Exercised			51.67
Weighted Average Exercise Price, Forfeited/Cancelled			160.56
Weighted Average Exercise Price, Outstanding, Ending Balance			138.23	$ 153.15
Weighted-Average Exercise Price,Vested and expected to vest as of March 31, 2025			138.23
Weighted Average Exercise Price, Exercisable			$ 113.01
Outstanding, Weighted-average Remaining Contractual Life, (in Years)			6 years 5 months 4 days	7 years 6 months
Weighted-Average Remaining Contractual Life, in year,Vested and expected to vest as of March 31, 2025			6 years 5 months 4 days
Exercisable, Weighted-average Remaining Contractual Life, (in Years)			5 years 6 months
Aggregate Intrinsic Value, Outstanding			$ 0	$ 7,459
Aggregate Intrinsic Value ,Vested and expected to vest as of March 31, 2025			0
Aggregate Intrinsic Value, Exercisable			$ 0